Apr. 29, 2021
Total Bond Market Index Portfolio
Portfolio Summary
Investment Objective
The Portfolio seeks to track the performance of a broad, market-weighted bond index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy,hold, and sell shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Annual Portfolio Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index. This Index measures the performance of a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year.The Portfolio invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process and, under normal circumstances, at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index. As of December 31, 2020, the dollar-weighted average maturity of the Index was 8.6 years.
Principal Risks
An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio's share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio's performance, and the level of risk may vary based on market conditions:• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate accordingly.• Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Portfolio. The Portfolio would then lose any price appreciation above the mortgage’s principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. Such prepayments and subsequent reinvestments would also increase the Portfolio’s turnover rate. Prepayment risk should be moderate for the Portfolio.• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. For funds that invest in mortgage-backed securities, extension risk is the chance that during periods of rising interest rates, homeowners will repay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by the Portfolio and delay the Portfolio's ability to reinvest proceeds at higher interest rates. Extension risk should be moderate for the Portfolio.• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. Such redemptions and subsequent reinvestments would also increase the Portfolio’s turnover rate. Call risk should be low for the Portfolio because it invests only a small portion of its assets in callable bonds.• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Portfolio because it purchases only bonds that are of investment-grade quality.• Index sampling risk, which is the chance that the securities selected for the Portfolio, in the aggregate, will not provide investment performance matching that of the Portfolio’s target index. Index sampling risk for the Portfolio is expected to be low.• Liquidity risk, which is the chance that the Portfolio may not be able to sell a security in a timely manner at a desired price.An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower.Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.
Annual Total Returns — Total Bond Market Index Portfolio
During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Average Annual Total Returns for Periods Ended December 31, 2020